Prospectus and Statement of Additional Information Supplement -- Aug. 1, 2005*

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
Product Name                                                              Prospectus Form #       SAI Form #             Date
American Express Variable Universal Life IV/
American Express Variable Universal Life IV - Estate Series                   S-6418 E             S-6333 C             4/29/05

American Express(R) Single Premium Variable Life                              S-6199 E             S-6333 C             4/29/05

American Express(R) Succession Select Variable Life Insurance                 S-6202 F             S-6333 C             4/29/05
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On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express
Financial Advisors unit. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American
Express.

On Aug. 1, 2005, several of the companies offering the products and services of the American Express Financial Advisors division changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company. IDS Life Insurance Company issues and distributes the variable life insurance policy(ies) described in the prospectus. In addition, Ameriprise Financial currently provides investment management services for American Express(R) Variable Portfolio Funds.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management.

As part of a corporate reorganization, Ameriprise Financial is introducing the RiverSource(SM) brand which will replace "American Express" in the name of your variable life insurance policy(ies). The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services in connection with your variable life insurance policy(ies). The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy holders.

The following name changes are effective on Aug. 1, 2005:

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
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Old Name                                                         New Name
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
American Express Variable Universal Life IV/                     RiverSource(SM) Variable Universal Life IV/
American Express Variable Universal Life IV - Estate Series      RiverSource(SM) Variable Universal Life IV - Estate Series
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American Express(R) Single Premium Variable Life                 RiverSource(SM) Single Premium Variable Life Insurance
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American Express(R) Succession Select Variable Life Insurance    RiverSource(SM) Succession Select Variable Life Insurance
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S-6418-7 A (8/05)

* Destroy May 1, 2006